OTHER EXPENSES	12 Months Ended
Dec. 31, 2011
OTHER EXPENSES
OTHER EXPENSES

NOTE K — OTHER EXPENSES

Other expenses are summarized below:

	Years Ended December 31,
	2011	2010	2009

Salaries and employee benefits	$4,956,959	$4,890,784	$4,931,004
Net occupancy expense	582,434	548,488	511,944
Furniture and equipment expense	372,484	368,599	392,392
FDIC insurance expense	927,346	1,098,669	711,033
Debit card transaction expense	364,171	460,057	409,740
Foreclosed assets costs and expenses, net	1,848,657	306,807	131,613
Other expense
Stationery, printing and postage	313,251	334,287	314,351
Telephone	197,943	187,746	188,867
Advertising and promotion	176,569	156,067	155,337
Audit and accounting fees	229,556	216,596	189,545
Legal fees	243,833	263,688	109,557
Other professional services	105,158	135,513	90,658
Insurance	96,008	58,611	48,056
Directors’ compensation	176,755	177,716	133,401
Data processing expenses	503,218	402,781	436,364
Other	461,175	503,898	494,815
Total	$11,555,517	$10,110,307	$9,248,677